Accrued compensation, Accrued Expenses And Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule Of Employee Related Liabilities Current	Accrued compensation consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Accrued bonus	$1,014	$1,068
Other	995	148

Accrued compensation	$2,009	$1,216

Accrued compensation consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued bonus	$1,068	$441
Other	148	145

Accrued compensation	$1,216	$586

Schedule Of Accrued Liabilities And Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Deferred rent liabilities	$239	$231
Payments received under joint development agreements	136	160
Accrued professional services	403	—
Income taxes payable	137	115
Other	437	282

Accrued expenses and other current liabilities	$1,352	$788

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred rent liabilities	$231	$153
Accrual related to purchase of property and equipment	69	334
Income taxes payable	115	108
Other	373	418

Accrued expenses and other current liabilities	$788	$1,013